Quarterly Holdings Report
for
Fidelity® Massachusetts Municipal Income Fund
October 31, 2024
MFL-NPRT3-1224
1.809072.121
Municipal Securities - 97.7%
	Principal Amount (a)	Value ($)
Massachusetts - 96.3%
Education - 23.0%
Massachusetts Development Finance Agency (Babson College, MA Proj.) Series 2017, 5% 10/1/2028	465,000	491,318
Massachusetts Development Finance Agency (Babson College, MA Proj.) Series 2017, 5% 10/1/2029	735,000	774,652
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2034	1,000,000	1,016,339
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2035	1,000,000	1,012,248
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2036	825,000	834,407
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2037	1,000,000	1,010,358
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2038	700,000	706,700
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2039	1,400,000	1,407,533
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 5% 7/1/2032	1,000,000	1,107,881
Massachusetts Development Finance Agency (Boston University Mass Proj.) Series 2023 FF, 5% 10/1/2048	7,780,000	8,399,307
Massachusetts Development Finance Agency (Brandeis Univ, MA Proj.) Series 2019 S 1, 5% 10/1/2025	1,965,000	1,999,972
Massachusetts Development Finance Agency (Brandeis Univ, MA Proj.) Series 2019 S 2, 5% 10/1/2032	1,410,000	1,520,884
Massachusetts Development Finance Agency (Brandeis Univ, MA Proj.) Series 2019 S 2, 5% 10/1/2033	1,935,000	2,082,672
Massachusetts Development Finance Agency (Emerson College, MA Proj.) Series 2018, 5% 1/1/2030	10,000	10,380
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2034	700,000	786,855
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2035	650,000	730,596
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2036	675,000	755,016
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2037	725,000	807,763
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2038	760,000	840,690
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2039	1,100,000	1,210,276
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2040	850,000	930,766
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering Proj.) Series 2023 F, 5% 11/1/2042	950,000	1,032,125
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2040	4,160,000	3,574,578
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2045	1,200,000	988,967
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2050	1,750,000	1,396,250
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2034	1,015,000	1,048,782
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2036	1,120,000	1,149,133
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2038	735,000	750,335
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2044	2,250,000	2,264,217
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2049	7,250,000	7,241,768
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 4% 7/1/2042	475,000	442,441
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 4% 7/1/2050	2,135,000	1,897,744
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2037	800,000	843,272
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2042	740,000	765,215
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2052	2,300,000	2,330,563
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5% 10/1/2043	1,750,000	1,707,263
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2036	500,000	515,490
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2037	545,000	560,130
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2038	550,000	563,351
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2039	580,000	591,680
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2039	2,455,000	2,243,200
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2040	7,920,000	7,151,498
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	5,000,000	4,333,949
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2021, 4% 7/1/2046	2,150,000	1,846,937
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2021, 4% 7/1/2051	2,160,000	1,798,523
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2027	1,010,000	1,042,378
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2029	1,390,000	1,436,844
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2031	1,530,000	1,570,087
Massachusetts Development Finance Agency (Western New England College Proj.) 5% 9/1/2033	1,185,000	1,209,376
Massachusetts Development Finance Agency (Western New England College Proj.) 5% 9/1/2038	4,805,000	4,862,129
Massachusetts Development Finance Agency (Western New England College Proj.) 5% 9/1/2043	4,445,000	4,464,060
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2025 (c)	2,660,000	2,664,779
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2026 (c)	8,350,000	8,364,019
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2027 (c)	1,000,000	1,002,455
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2015A ISSUE I, 5% 1/1/2025 (c)	5,715,000	5,725,267
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (c)	4,500,000	4,549,108
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2026 (c)	3,935,000	4,026,763
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2027 (c)	10,240,000	10,619,960
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2028 (c)	2,325,000	2,421,503
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2025 (c)	1,365,000	1,379,895
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2026 (c)	2,430,000	2,486,667
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2028 (c)	1,000,000	1,036,995
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2029 (c)	4,035,000	4,213,672
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2028 (c)	2,000,000	2,073,991
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2029 (c)	1,950,000	2,037,193
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2030 (c)	1,950,000	2,046,657
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2030 (c)	10,000,000	10,516,382
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2031 (c)	6,515,000	6,883,366
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2032 (c)	5,000,000	5,258,857
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2033 (c)	6,500,000	6,838,634
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2027 (c)	1,950,000	2,022,356
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2028 (c)	1,850,000	1,918,442
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2029 (c)	1,825,000	1,906,603
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2030 (c)	1,125,000	1,180,763
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2031 (c)	1,500,000	1,584,811
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2031 (c)	1,000,000	1,056,540
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) 5% 7/1/2032 (c)	2,500,000	2,627,842
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2028 (c)	2,280,000	2,396,168
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2029 (c)	2,250,000	2,382,077
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2030 (c)	2,230,000	2,370,740
Massachusetts Ed Ln Auth Ed Ln 4.25% 7/1/2046 (c)	7,700,000	7,120,911
Massachusetts St College Bldg 0% 5/1/2028 (Assured Guaranty Inc Insured) (b)	6,080,000	5,456,590
Massachusetts St College Bldg 2% 5/1/2037	1,060,000	814,062
Massachusetts St College Bldg 4% 5/1/2036	600,000	621,006
Massachusetts St College Bldg 4% 5/1/2038	750,000	769,227
Massachusetts St College Bldg 4% 5/1/2040	1,000,000	1,012,876
Massachusetts St College Bldg 4% 5/1/2041	625,000	631,215
Massachusetts St College Bldg 4% 5/1/2042	550,000	552,838
Massachusetts St College Bldg 5% 5/1/2032	600,000	678,602
Massachusetts St College Bldg Series 2021 A, 2.125% 5/1/2051	2,000,000	1,198,116
Massachusetts St Dev Fin Agy Rev (Bentley University Proj.) Series 2016, 5% 7/1/2040	5,325,000	5,434,993
Massachusetts St Dev Fin Agy Rev (Bentley University Proj.) Series 2017, 5% 7/1/2025	1,105,000	1,117,240
Massachusetts St Dev Fin Agy Rev (Bentley University Proj.) Series 2017, 5% 7/1/2027	1,000,000	1,051,924
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 4% 10/1/2036	1,250,000	1,252,678
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2032	1,760,000	1,813,316
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2034	1,500,000	1,542,883
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2035	1,500,000	1,541,438
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2037	2,000,000	2,052,183
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2039	5,000,000	5,113,614
Massachusetts St Dev Fin Agy Rev (Boston College,Ma Proj.) Series 2017T, 5% 7/1/2037	1,415,000	1,470,121
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2015, 5% 1/1/2025	3,525,000	3,528,826
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2015, 5% 1/1/2027	2,695,000	2,700,087
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2015, 5% 1/1/2028	1,850,000	1,853,491
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2015, 5% 1/1/2029	2,945,000	2,950,518
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2016A, 5% 1/1/2031	5,000	5,125
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2016A, 5.25% 1/1/2042	7,000,000	7,115,284
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2035	2,000,000	2,054,462
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2040	1,000,000	1,017,392
Massachusetts St Dev Fin Agy Rev (Emmanuel College Proj.) Series 2016A, 5% 10/1/2043	5,000,000	4,997,311
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2033	475,000	489,324
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2035	375,000	385,432
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2036	315,000	323,085
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2046	3,235,000	3,280,085
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2029	1,640,000	1,677,093
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2032	1,905,000	1,937,186
Massachusetts St Dev Fin Agy Rev (Merrimack College, MA Proj.) 5% 7/1/2026	160,000	162,971
Massachusetts St Dev Fin Agy Rev (Merrimack College, MA Proj.) 5% 7/1/2037	600,000	608,313
Massachusetts St Dev Fin Agy Rev (Merrimack College, MA Proj.) 5% 7/1/2042	2,110,000	2,127,667
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2029	3,120,000	3,182,400
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2030	1,100,000	1,121,001
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2031	1,200,000	1,222,466
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2032	1,240,000	1,262,756
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2033	1,235,000	1,256,523
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) Series 2016, 5% 10/1/2048	6,000,000	6,014,948
Massachusetts St Dev Fin Agy Rev (Simmons College, MA Proj.) Series K 1, 4% 10/1/2030	500,000	487,803
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2025	1,500,000	1,508,546
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2026	1,935,000	1,971,246
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2027	2,085,000	2,143,255
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2028	4,300,000	4,417,179
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2032	1,000,000	1,018,933
Massachusetts St Dev Fin Agy Rev (Tufts Univ, MA Proj.) Series 2015Q, 5% 8/15/2033	1,550,000	1,570,961
Massachusetts St Dev Fin Agy Rev (Tufts Univ, MA Proj.) Series 2015Q, 5% 8/15/2034	1,790,000	1,813,926
Massachusetts St Dev Fin Agy Rev (Tufts Univ, MA Proj.) Series 2015Q, 5% 8/15/2038	1,690,000	1,708,629
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2034	1,425,000	1,442,075
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2035	1,495,000	1,512,055
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2046	4,250,000	4,252,120
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2029	1,435,000	1,497,389
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2031	1,580,000	1,639,020
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2032	1,665,000	1,723,307
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2033	1,745,000	1,801,609
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2034	1,835,000	1,890,992
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2035	1,000,000	1,028,806
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2036	1,000,000	1,027,273
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2042	5,775,000	5,886,598
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2047	1,895,000	1,919,977
Massachusetts St Dev Fin Agy Rev (Worcester Polytech Inst, MA Proj.) Series 2016, 5% 9/1/2037	840,000	861,158
Massachusetts St Dev Fin Agy Rv (Chf Merrimack Inc Proj.) Series 2024A, 5% 7/1/2054 (d)	1,200,000	1,222,029
Massachusetts St Dev Fin Agy Rv (Middlesex School Proj.) Series 2024, 4.25% 7/1/2054	1,600,000	1,536,569
Massachusetts St Dev Fin Agy Rv (President and Fellows of Harvard College Proj.) Series 2024 B, 5% 2/15/2034	10,000,000	11,701,257
Massachusetts St Dev Fin Agy Rv (Williams College, MA Proj.) Series 2024 V, 5% 7/1/2035	40,000,000	46,410,288
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2035	2,000,000	2,147,390
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2036	3,400,000	3,643,431
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2037	3,200,000	3,424,285
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2038	3,000,000	3,203,669
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2039	815,000	867,324
University Mass Bldg Auth Proj (Univ of Massachusetts Proj.) 5% 11/1/2050	4,015,000	4,214,657
		407,664,738
Electric Utilities - 0.2%
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2025	505,000	510,598
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2026	925,000	954,696
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2027	700,000	735,975
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2030	480,000	503,855
		2,705,124
Escrowed/Pre-Refunded - 0.8%
Massachusetts St College Bldg Series 1999 A, 0% 5/1/2028 (b)	1,700,000	1,522,016
Massachusetts St Port Auth Rev Series B, 5% 7/1/2028 (Pre-refunded to 7/1/2025 at 100) (c)	500,000	504,558
Massachusetts St Port Auth Rev Series B, 5% 7/1/2029 (Pre-refunded to 3/22/2025 at 100) (c)	1,270,000	1,276,327
Massachusetts St Port Auth Rev Series B, 5% 7/1/2029 (Pre-refunded to 7/1/2025 at 100) (c)	1,245,000	1,256,350
Massachusetts St Port Auth Rev Series B, 5% 7/1/2030 (Pre-refunded to 7/1/2025 at 100) (c)	1,450,000	1,463,219
Massachusetts St Port Auth Rev Series B, 5% 7/1/2033 (Pre-refunded to 7/1/2025 at 100) (c)	1,015,000	1,024,253
Massachusetts St Port Auth Rev Series B, 5% 7/1/2040 (Pre-refunded to 7/1/2025 at 100) (c)	2,000,000	2,018,233
Massachusetts St Port Auth Rev Series B, 5% 7/1/2045 (Pre-refunded to 7/1/2025 at 100) (c)	3,500,000	3,531,908
		12,596,864
General Obligations - 22.1%
Acton & Boxbrgh MA Rgl Sch Dst 3% 3/1/2034	1,485,000	1,408,096
Acton & Boxbrgh MA Rgl Sch Dst 3% 3/1/2035	2,130,000	2,010,193
Attleboro Mass 2.625% 10/15/2050	6,880,000	4,779,925
Attleboro Mass 3% 10/15/2036	2,630,000	2,404,169
Boston Mass Gen. Oblig. 2% 11/1/2039	2,495,000	1,884,583
Braintree MA Gen. Oblig. Series 2019, 3% 6/1/2035	1,765,000	1,640,044
Braintree MA Gen. Oblig. Series 2020, 3% 6/1/2035	345,000	320,575
Brookline MA Series 2021, 1.625% 2/15/2033	2,250,000	1,855,635
Brookline MA Series 2021, 1.625% 2/15/2034	5,000,000	4,029,766
City of Quincy MA Gen. Oblig. Series 2021, 2% 1/15/2046	1,755,000	1,111,781
City of Quincy MA Gen. Oblig. Series 2022 B, 5% 7/1/2047	4,995,000	5,388,246
Dennis & Yarmouth MA Regl Sch Dist 2.375% 10/1/2051	7,345,000	4,744,760
Everett MA Gen. Oblig. 2% 8/1/2036	1,080,000	853,808
Fall River MA Series 2020, 2% 12/1/2032	500,000	428,432
Framingham MA Gen. Oblig. Series 2012A, 4% 12/1/2024	1,360,000	1,360,709
Hingham MA Gen. Oblig. Series 2020, 3% 2/15/2038	1,615,000	1,466,403
Lowell MA Gen. Oblig. Series 2023, 4.25% 9/1/2053	9,915,000	9,827,282
Ludlow Mass Series 2019, 3% 2/1/2049	1,885,000	1,472,728
Massachusetts St Gen. Oblig. 5% 1/1/2037	10,000,000	10,659,504
Massachusetts St Gen. Oblig. 5% 1/1/2049	10,000,000	10,375,376
Massachusetts St Gen. Oblig. 5% 11/1/2052	42,445,000	45,225,050
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	6,800,000	7,443,161
Massachusetts St Gen. Oblig. 5.25% 10/1/2052	1,690,000	1,832,807
Massachusetts St Gen. Oblig. 5.5% 8/1/2030	2,000,000	2,260,560
Massachusetts St Gen. Oblig. Series 2018 B, 5% 1/1/2032	5,000,000	5,299,721
Massachusetts St Gen. Oblig. Series 2019 A, 5.25% 1/1/2033	21,110,000	22,943,393
Massachusetts St Gen. Oblig. Series 2019 D, 3% 5/1/2036	5,000,000	4,630,019
Massachusetts St Gen. Oblig. Series 2020 D, 3% 11/1/2042	3,500,000	2,970,014
Massachusetts St Gen. Oblig. Series 2020 D, 3% 7/1/2035	3,000,000	2,809,129
Massachusetts St Gen. Oblig. Series 2020 D, 3% 7/1/2039	3,460,000	3,074,061
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2036	1,500,000	1,535,807
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2041	4,000,000	3,985,566
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	18,695,000	19,648,329
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2050	23,480,000	24,698,535
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2047	5,810,000	4,652,588
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2048	5,000,000	3,960,677
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2049	5,000,000	3,922,359
Massachusetts St Gen. Oblig. Series 2021 A, 2% 3/1/2038	2,500,000	1,928,437
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2048	21,500,000	17,024,175
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2049	13,500,000	10,586,318
Massachusetts St Gen. Oblig. Series 2021 C, 3% 9/1/2034	2,300,000	2,172,415
Massachusetts St Gen. Oblig. Series 2021 C, 3% 9/1/2036	5,000,000	4,625,156
Massachusetts St Gen. Oblig. Series 2021 D, 5% 9/1/2048	6,880,000	7,293,902
Massachusetts St Gen. Oblig. Series 2021 D, 5% 9/1/2049	50,000,000	52,926,500
Massachusetts St Gen. Oblig. Series 2021 D, 5% 9/1/2050	1,785,000	1,888,742
Massachusetts St Gen. Oblig. Series 2022B, 3% 2/1/2048	38,250,000	30,311,599
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2043	7,940,000	8,762,193
Maynard Mass Gen. Oblig. Series 2012, 2.75% 2/15/2032	385,000	353,518
Newton MA Gen. Oblig. Series 2016, 3% 4/1/2033	545,000	521,531
Norwood MA Gen. Oblig. 2.125% 7/15/2030	1,020,000	931,876
Revere Mass Gen. Oblig. 3% 3/1/2031	430,000	418,420
Sharon MA Gen. Oblig. 2% 2/15/2036	635,000	504,960
Sharon MA Gen. Oblig. 3% 2/15/2037	150,000	136,612
Swampscott MA Series 2022, 3% 3/1/2036	1,000,000	934,216
Tisbury MA Series 2022, 4% 8/15/2036	1,780,000	1,840,546
Tisbury MA Series 2022, 4% 8/15/2040	1,995,000	2,027,954
Tisbury MA Series 2022, 4% 8/15/2041	2,085,000	2,093,211
Worcester MA Gen. Oblig. 5% 2/15/2034	3,720,000	4,221,450
Worcester MA Gen. Oblig. 5% 2/15/2036	4,435,000	4,997,478
Worcester MA Gen. Oblig. 5% 2/15/2037	3,045,000	3,421,487
		388,836,487
Health Care - 16.8%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2043	11,540,000	11,827,347
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2048	2,365,000	2,404,298
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2053	4,500,000	4,568,317
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2025	1,250,000	1,262,606
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	1,250,000	1,287,019
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2033	2,000,000	2,147,592
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2035	2,135,000	2,293,670
Massachusetts Development Finance Agency (Boston Medical Center Proj.) 5.25% 7/1/2052	5,000,000	5,342,736
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (e)	15,280,000	16,640,660
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2033	1,250,000	1,427,825
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2034	2,000,000	2,278,914
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2035	1,000,000	1,133,298
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2036	1,000,000	1,127,564
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2037	1,150,000	1,289,493
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2038	1,000,000	1,117,393
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2025 (d)	120,000	120,371
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2026 (d)	160,000	161,929
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2027 (d)	340,000	353,186
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2028 (d)	350,000	368,019
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2029 (d)	1,565,000	1,656,954
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2030 (d)	670,000	713,551
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2031 (d)	1,025,000	1,088,378
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2032 (d)	820,000	868,626
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2033 (d)	320,000	337,768
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2034 (d)	570,000	599,987
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2035 (d)	270,000	283,327
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2036 (d)	235,000	246,504
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2037 (d)	250,000	261,400
Massachusetts Development Finance Agency (Milford Regl Medical Center Proj.) 5% 7/15/2046 (d)	9,540,000	9,717,421
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2028	350,000	369,957
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2030	225,000	242,923
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2033	550,000	594,189
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2034	1,300,000	1,399,201
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2036	475,000	508,044
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2037	1,275,000	1,356,379
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2050	6,700,000	6,879,794
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	2,795,000	2,577,959
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2030	1,350,000	1,386,630
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2031	1,350,000	1,382,927
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2032	2,000,000	2,045,054
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2033	2,300,000	2,347,294
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 3% 10/1/2045 (Assured Guaranty Municipal Corp Insured)	3,355,000	2,678,307
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	7,000,000	6,314,865
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2026	3,585,000	3,624,718
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2029	3,750,000	3,784,244
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2030	1,800,000	1,815,145
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2031	1,190,000	1,199,452
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2032	1,000,000	1,007,447
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2015 H 1, 5% 7/1/2033	1,000,000	1,007,157
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2037	1,470,000	1,496,209
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2038	1,000,000	1,017,719
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2015 D, 5% 7/1/2044	5,975,000	5,984,271
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2016 E, 5% 7/1/2036	1,000,000	1,013,337
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2016E, 5% 7/1/2031	1,000,000	1,022,348
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2016E, 5% 7/1/2032	2,200,000	2,243,846
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2016E, 5% 7/1/2033	1,500,000	1,526,212
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2016E, 5% 7/1/2034	1,500,000	1,522,437
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2016E, 5% 7/1/2035	1,500,000	1,521,165
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2016E, 5% 7/1/2037	2,000,000	2,025,234
Massachusetts St Dev Fin Agy Rev (Dana Farber Cancer Inst, MA Proj.) Series 2016N, 5% 12/1/2034	1,000,000	1,026,563
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2025	1,000,000	1,012,402
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2031	21,180,000	22,385,543
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	985,000	1,037,755
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	750,000	785,788
Massachusetts St Dev Fin Agy Rev (Milford Regl Medical Center Proj.) Series 2014F, 5% 7/15/2025	550,000	550,325
Massachusetts St Dev Fin Agy Rev (Milford Regl Medical Center Proj.) Series 2014F, 5% 7/15/2026	500,000	500,416
Massachusetts St Dev Fin Agy Rev (Milford Regl Medical Center Proj.) Series 2014F, 5% 7/15/2027	200,000	200,240
Massachusetts St Dev Fin Agy Rev (Milford Regl Medical Center Proj.) Series 2014F, 5% 7/15/2028	320,000	320,378
Massachusetts St Dev Fin Agy Rev (Milford Regl Medical Center Proj.) Series 2014F, 5.625% 7/15/2036	800,000	801,065
Massachusetts St Dev Fin Agy Rev (Milford Regl Medical Center Proj.) Series 2014F, 5.75% 7/15/2043	4,700,000	4,704,788
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2025 (d)	500,000	499,908
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2026 (d)	500,000	501,850
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2027 (d)	350,000	352,622
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2032 (d)	1,250,000	1,251,577
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4.125% 10/1/2042 (d)	6,000,000	5,711,588
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 5% 10/1/2037 (d)	2,000,000	2,047,233
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 5% 10/1/2047 (d)	2,500,000	2,520,866
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2025	510,000	513,642
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2029	1,680,000	1,701,875
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2030	2,400,000	2,428,460
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2031	2,500,000	2,526,776
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2032	1,960,000	1,979,461
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2041	14,790,000	14,835,631
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 4% 7/1/2036	9,705,000	9,177,515
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 5% 7/1/2027	1,100,000	1,121,308
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 4% 7/1/2032	2,050,000	2,023,306
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 4% 7/1/2043	21,685,000	20,450,170
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 5% 7/1/2027	1,300,000	1,301,227
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 5% 7/1/2037	3,925,000	3,927,812
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2026	1,710,000	1,743,140
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2027	1,150,000	1,176,016
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2028	1,260,000	1,296,813
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2029	2,000,000	2,044,495
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2029	1,320,000	1,357,871
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2030	2,000,000	2,042,142
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2030	1,390,000	1,427,766
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	1,700,000	1,732,466
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2036	3,000,000	3,044,846
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2038	10,850,000	11,038,383
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2041	5,145,000	5,197,818
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) Series 2017K, 5% 7/1/2027	1,150,000	1,183,552
Massachusetts St Dev Fin Agy Rv (Childrens Hospital, MA Proj.) Series 2024 T, 5% 3/1/2034	14,630,000	16,876,905
Massachusetts St Dev Fin Agy Rv (Childrens Hospital, MA Proj.) Series 2024 T, 5.25% 3/1/2054	2,090,000	2,276,052
		295,456,972
Housing - 2.8%
Massachusetts Housing Finance Agency (Housing Bond Resolution 12/10/02 Proj.) Series 2021 B 1, 2.875% 12/1/2051	4,000,000	2,900,032
Massachusetts Housing Finance Agency (Housing Bond Resolution 12/10/02 Proj.) Series 2021A 2, 0.45% 12/1/2024	1,000,000	996,287
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 3% 12/1/2050	2,540,000	2,495,025
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2024	215,000	215,232
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2025	150,000	152,447
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2026	125,000	129,453
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2027	185,000	194,920
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2028	230,000	244,922
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2025	425,000	428,318
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2026	100,000	102,559
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2027	100,000	104,466
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2028	75,000	79,340
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2029	100,000	107,440
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) Series 221, 3% 12/1/2050	2,965,000	2,910,015
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) Series 222, 3% 6/1/2051	3,245,000	3,168,023
Massachusetts Housing Finance Agency Series 224, 5% 6/1/2050	1,535,000	1,587,892
Massachusetts Hsg Fin Agy Series 2023 C2, 4% 12/1/2027	9,000,000	9,044,418
Massachusetts Hsg Fin Agy Series 2023 C2, 4.05% 12/1/2028	16,000,000	16,333,301
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) Series 2018A, 3.7% 12/1/2038	500,000	482,217
Massachusetts St Hsg Fin Agy (Single Family Housing Rev Proj.) 3% 12/1/2050	1,290,000	1,267,905
Massachusetts St Hsg Fin Agy (Single Family Housing Rev Proj.) Series 211, 3.5% 12/1/2049	2,220,000	2,207,225
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Adopted September 12, 1985 Sf Wl Open Proj.) 3.75% 12/1/2049	3,080,000	3,075,334
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Adopted September 12, 1985 Sf Wl Open Proj.) Series 183, 3.5% 12/1/2046	370,000	368,189
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Adopted September 12, 1985 Sf Wl Open Proj.) Series 188, 4% 6/1/2043 (c)	505,000	502,737
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Adopted September 12, 1985 Sf Wl Open Proj.) Series 207, 4% 6/1/2049	1,150,000	1,152,715
		50,250,412
Other - 1.9%
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution MA Proj.) Series 2018, 5% 6/1/2043	4,740,000	4,910,235
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2033	10,145,000	10,626,706
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2034	2,500,000	2,611,640
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2037	1,500,000	1,556,432
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2037 (Assured Guaranty Inc Insured) (b)	1,745,000	1,078,040
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2039 (Assured Guaranty Inc Insured) (b)	3,200,000	1,776,872
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2040 (Assured Guaranty Inc Insured) (b)	5,000,000	2,625,151
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2041 (Assured Guaranty Inc Insured) (b)	5,000,000	2,479,348
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2042 (Assured Guaranty Inc Insured) (b)	5,000,000	2,340,419
Massachusetts St Hlth & Ed Fac (Museum Of Fine Arts Boston Proj.) 4.11% 12/1/2037 (Liquidity Facility Bank of America NA) VRDN (e)	5,040,000	5,040,000
		35,044,843
Special Tax - 13.7%
Mass Bay Tran Auth Sls Tax Series 2024 A, 5.25% 7/1/2052	10,550,000	11,612,370
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 3% 8/15/2050	5,030,000	3,856,384
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2032	1,500,000	1,661,017
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2033	1,675,000	1,849,889
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2034	3,000,000	3,300,541
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2035	2,000,000	2,194,586
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2037	1,400,000	1,529,092
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	10,000,000	10,655,951
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2050	16,615,000	17,572,386
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016B, 5% 11/15/2039	1,975,000	2,033,955
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2019A, 5% 2/15/2044	11,510,000	12,112,316
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2030 (National Public Finance Guarantee Corporation Insured)	17,000,000	18,997,381
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2034 (National Public Finance Guarantee Corporation Insured)	14,770,000	16,582,927
Massachusetts St Transn Fd Rev 5.25% 6/1/2043	14,575,000	15,377,555
Massachusetts St Transn Fd Rev Series 2019A, 5% 6/1/2049	19,600,000	20,436,683
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2041	8,140,000	8,807,631
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2042	5,750,000	6,202,368
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2043	3,000,000	3,222,773
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2041	6,000,000	6,282,008
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2042	15,370,000	16,413,455
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2046	7,615,000	8,041,662
Massachusetts St Transn Fd Rev Series 2021A, 5% 6/1/2051	5,435,000	5,680,621
Massachusetts St Transn Fd Rev Series 2022 A, 5% 6/1/2050	3,500,000	3,690,760
Massachusetts St Transn Fd Rev Series 2023B, 5% 6/1/2047	8,000,000	8,623,134
Massachusetts St Transn Fd Rev Series 2023B, 5% 6/1/2048	7,350,000	7,898,808
Massachusetts St Transn Fd Rev Series 2023B, 5% 6/1/2049	5,000,000	5,363,342
Massachusetts St Transn Fd Rev Series 2024A, 5% 6/1/2044	15,000,000	16,435,533
Massachusetts St Transn Fd Rev Series 2024A, 5% 6/1/2053	5,000,000	5,368,808
		241,803,936
Synthetics - 0.7%
Massachusetts St Hsg Fin Agy Participating VRDN Series 2022 020, 4.05% 12/1/2056 (Liquidity Facility Barclays Bank PLC) (e)(f)	7,500,000	7,500,000
Massachusetts St Hsg Fin Agy Participating VRDN Series 2022 021, 4.05% 6/1/2058 (Liquidity Facility Barclays Bank PLC) (e)(f)	5,345,000	5,345,000
		12,845,000
Transportation - 11.9%
MA Dept Transn Met Hwy Sys Rev Series 2019 A, 5% 1/1/2037	2,000,000	2,125,329
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 4% 7/1/2044 (c)	5,000,000	4,713,314
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2025 (c)	1,000,000	1,006,463
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2028 (c)	1,500,000	1,577,493
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2031 (c)	1,250,000	1,319,314
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2032 (c)	500,000	525,565
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2033 (c)	1,000,000	1,046,299
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2034 (c)	1,250,000	1,305,391
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (c)	5,620,000	5,722,030
Massachusetts St Port Auth Rev 5% 7/1/2033 (c)	3,440,000	3,718,186
Massachusetts St Port Auth Rev 5% 7/1/2040 (c)	4,000,000	4,218,215
Massachusetts St Port Auth Rev 5% 7/1/2041 (c)	1,940,000	2,038,586
Massachusetts St Port Auth Rev 5% 7/1/2051 (c)	11,775,000	12,126,663
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2030 (c)	1,280,000	1,321,108
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2031 (c)	1,095,000	1,125,358
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2032 (c)	1,370,000	1,406,279
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2033 (c)	1,250,000	1,280,208
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2035 (c)	2,000,000	2,042,831
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2036 (c)	1,720,000	1,754,745
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2042 (c)	4,540,000	4,602,484
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2030 (c)	725,000	772,324
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2033 (c)	4,085,000	4,302,820
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2034 (c)	5,605,000	5,880,419
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2035 (c)	5,000,000	5,234,249
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2036 (c)	1,995,000	2,084,308
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2037 (c)	1,100,000	1,147,109
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (c)	4,450,000	4,605,511
Massachusetts St Port Auth Rev Series 2019 B, 5% 7/1/2044	5,000,000	5,267,492
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2031 (c)	3,500,000	3,711,187
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2032 (c)	2,700,000	2,857,118
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2038 (c)	11,275,000	11,735,041
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2039 (c)	5,000,000	5,189,075
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2049 (c)	2,500,000	2,556,025
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2038	2,125,000	2,344,751
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2039	1,125,000	1,233,617
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2040	1,045,000	1,138,937
Massachusetts St Port Auth Rev Series 2021 D, 5% 7/1/2046	3,180,000	3,400,057
Massachusetts St Port Auth Rev Series 2021 D, 5% 7/1/2051	5,740,000	6,077,560
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2031 (c)	2,630,000	2,871,919
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2036 (c)	2,450,000	2,638,896
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2039 (c)	1,460,000	1,556,487
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2040 (c)	2,780,000	2,951,125
Massachusetts St Port Auth Rev Series 2121 B, 5% 7/1/2039 (c)	1,325,000	1,402,582
Massachusetts St Port Auth Rev Series B, 4% 7/1/2046 (c)	12,950,000	11,968,248
Massachusetts St Port Auth Rev Series B, 5% 7/1/2043 (c)	8,560,000	8,620,975
Massachusetts St Port Auth Rev Series C, 5% 7/1/2028	3,000,000	3,003,623
Massachusetts St Port Auth Rev Series C, 5% 7/1/2029	4,205,000	4,209,988
Massachusetts St Tpk Auth Met Hwy Sys Rev 0% 1/1/2025 (National Public Finance Guarantee Corporation Insured) (b)	5,110,000	5,080,161
Massachusetts St Tpk Auth Met Hwy Sys Rev 0% 1/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	12,700,000	11,515,725
Massachusetts St Tpk Auth Met Hwy Sys Rev 0% 1/1/2029 (National Public Finance Guarantee Corporation Insured) (b)	33,195,000	29,114,053
		209,447,243
Water & Sewer - 2.4%
Lynn MA Wtr & Swr Commn Gen 5% 12/1/2032 (National Public Finance Guarantee Corporation Insured)	440,000	440,450
Massachusetts Clean Water Trust/The Series 22, 5% 8/1/2037	4,110,000	4,424,467
Massachusetts Clean Water Trust/The Series 23 B, 5% 2/1/2039	12,940,000	14,164,837
Massachusetts Clean Water Trust/The Series 23 B, 5% 2/1/2041	2,000,000	2,174,073
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2039	5,000,000	5,473,276
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2040	4,750,000	5,180,905
Massachusetts St Wtr Res Auth Series 2020 B, 5% 8/1/2041	3,155,000	3,401,173
Massachusetts St Wtr Res Auth Series 2020 B, 5% 8/1/2042	7,415,000	7,963,577
		43,222,758
TOTAL MASSACHUSETTS		1,699,874,377
Puerto Rico - 1.4%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	5,238,348	3,575,102
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	625,000	650,409
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,925,000	2,070,819
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	4,525,000	4,988,248
		11,284,578
Housing - 0.3%
Puerto Rico Hsg Fin Auth (PR Mhsg Rev 2020 Proj.) Series 2020, 5% 12/1/2027	4,435,000	4,659,482
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (b)	5,010,000	3,824,374
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (d)	4,885,000	5,124,480
TOTAL PUERTO RICO		24,892,914
TOTAL MUNICIPAL SECURITIES (Cost $1,783,647,146)		1,724,767,291

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $16,773,918)	3.64	16,770,564	16,773,918

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $1,800,421,064)	1,741,541,209
NET OTHER ASSETS (LIABILITIES) - 1.4%	25,347,165
NET ASSETS - 100.0%	1,766,888,374

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,009,574 or 1.7% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	99,624,335	276,954,382	359,804,423	828,451	9,583	(9,959)	16,773,918	0.7%
Total	99,624,335	276,954,382	359,804,423	828,451	9,583	(9,959)	16,773,918

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.